Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended
	Dec. 29, 2015	Sep. 18, 2014	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000145852
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Current Global Dividend Fund - Institutional Class
Account Value		$ 100,000		$ 219,786	$ 174,831	$ 154,805	$ 172,245	$ 132,587	$ 128,153	$ 124,533	$ 117,951	$ 103,857	$ 95,352
C000164234
Account Value [Line Items]
Line Graph and Table Measure Name				Marshfield Concentrated Opportunity Fund
Account Value	$ 10,000			$ 38,431	30,784	25,345	25,919	21,342	18,483	15,781	12,655	10,610
C000179800
Account Value [Line Items]
Line Graph and Table Measure Name			Meehan Focus Fund
Account Value			$ 10,000	31,257	23,924	19,743	22,754	16,700	13,046	12,947	10,849	9,368	9,373
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 100,000		250,132	201,015	173,882	204,748	157,784	135,106	134,754	119,141	102,544	96,120
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			31,770	24,989	21,553	24,279	18,510	15,180	14,749	12,326	10,604
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048
MSCI World High Dividend Yield Index Net TR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Account Value		$ 100,000		184,891	157,645	142,089	153,755	125,159	122,986	119,963	112,712	100,871	90,898
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 10,000	$ 27,143	$ 21,956	$ 18,721	$ 19,605	$ 14,714	$ 14,225	$ 13,927	$ 12,298	$ 10,946	$ 9,673